IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Positive trading days	98.00%
Percentage of P&C deposits in total funding	70.00%	70.00%
GMR, threshold days, out of every one hunderd days	1 day
GMR, threshold period	100 days
GMR, holding period	1 day
IDSR, threshold days, out of every one hundred days	1 day
IDSR, threshold period	100 days
IDSR, holding period	10 days
Number of trading losses in period	1 day
100 bps increase [member]
Market Risk [Line Items]
EVE Sensitivity	$ 2,312
Increase (decrease) to economic value of shareholders equity from prior period	176
NII Sensitivity	875
Increase (decrease) to net interest income from last period	94
100 bps decrease [member]
Market Risk [Line Items]
EVE Sensitivity	1,861
Increase (decrease) to economic value of shareholders equity from prior period	139
NII Sensitivity	1,053
Increase (decrease) to net interest income from last period	$ 99